EQUITY INVESTMENTS, NET (Tables)	12 Months Ended
Dec. 31, 2015
EQUITY INVESTMENTS, NET [Abstract]
Schedule of Equity Investments
	December 31,
	2014*	2015*
	US$	US$
Equity method investments
Beijing NQ Guotai Investment Management Limited Partnership (“NQ Guotai”)	18,762	18,068
GEMA International AG (“GEMA”)	190	—
Taiyue Wutong Investment Limited Partnership (“Taiyue Wutong Fund”)	—	2,996
Beijing Wangqin Yuanxin Investment Limited Partnership (“Yuanxin Fund”)	—	7,700
Beijing Qingzhou Hulian Investment Limited Partnership (“Qingzhou Fund”)	—	770
Equity method investments, net	18,952	29,534

Cost method investments
Pansi Infinity (Beijing) Technology Co., Ltd (“Pansi”)	2,942	—
Shifang Huida Technology Co., Ltd (“Shifang”)	2,451	—
Hesine Technologies International Worldwide Inc (“Hissage”)	6,416	11,192
SIINE., Ltd (“SIINE”)	600	600
Asia Smart Media Inc. (“Asia Smart”)	3,901	3,901
Beijing Century Hetu Software Technology Co., Ltd (“Hetu”)	1,731	—
Shanghai Launcher Software Technology Co., Ltd. (“Launcher”) **	2,451	2,310
Zhijian Fengyun (Beijing) Technology Co., Ltd. (“Zhijian”) **	1,798	1,694
Beijing JinxinHuachuang Investment Limited Partnership (“Jinxin Huachuang Fund”)	—	4,620
Beijing Shigan Technology Co., Ltd (“Shigan”)	—	307
Aole Yijie (Shenzhen) Computor Technology Co., Ltd (“Aoyi”)	—	462
Less: impairment loss	(5,993)	(13,486)

Cost method investments, net	16,297	11,600

Total	35,249	41,134

*	Balances are presented using period-end exchange rate of RMB against USD.
**	Changes between the year of 2014 and 2015 are resulted from currency fluctuation.